UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders Follows.

A VISION FOR FUTURE GROWTH

ANNUAL REPORT
DECEMBER 31, 2012

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

I’m pleased to report gains in all of the Oberweis Funds in 2012. Among the international funds, International Opportunities gained 32.96%, China Opportunities gained 27.82%, and Asia Opportunities gained 17.17%. This compares to 15.42% for the MSCI World ex-US Small Cap Growth Index, 19.04% for the MSCI Zhong Hua Small Cap Growth Index, and 17.27% for the MSCI Asia Pacific ex-Japan Small Cap Growth Index. Among the domestic funds, Small-Cap Opportunities gained 8.24%, Micro-Cap gained 8.57%, and Emerging Growth gained 8.07%. In the same period, the Russell 2000 Growth Index gained 14.59% and the Russell Micro-Cap Growth Index gained 15.17%.

The International Opportunities and China Opportunities Funds performed exceptionally well in 2012, with each posting strong returns that were significantly ahead of their benchmark indices. Asia Opportunities also finished with a significant gain in line with its benchmark. Although the domestic funds achieved reasonable absolute gains for the year, they underperformed their benchmarks in 2012. These portfolios – consistent with historical tendencies – have growth characteristics that typically exceed even the Russell 2000 Growth benchmark. Not surprisingly, then, when rapid growth companies underperform as they did in 2012, the domestic funds face headwinds.

Although economic growth in the U.S. remained sluggish in 2012, corporate earnings by and large met expectations thanks to record corporate margins and an improving residential construction market. In terms of valuations and big-picture macroeconomic risks, not much has changed over the last year. Equity valuations for high growth stocks remain below average, but those valuations continue to reflect challenging and uncertain times for the economy. Many questions remain unanswered from last year, and unfortunately, more questions have seemingly emerged. Will Congress agree to the necessary spending cuts to quell fears over the nation’s long-term debt situation? Do they have the intestinal fortitude to address runaway entitlement programs?

While these factors will influence overall economic growth and investor risk appetite, they are unlikely to be the dominant drivers of cash flows at many smaller niche businesses, including many owned in The Oberweis Funds. For smaller companies, growth is more often driven by an innovative product, a new customer or contract, or an uptick in market share rather than global macroeconomic events. Even so, such events often affect valuation multiples (and thus stock prices) in the short-term. Indeed, periods of great uncertainty have often presented some of the most compelling times to buy high growth small-caps.

International equity markets delivered healthy returns in 2012, with positive performance across the board for most indices. Stocks started the year on a positive note, driven largely by improving economic data, but optimism quickly faded as the worsening European debt crisis and concerns over slowing global economic growth triggered a sell-off. By early June, most equity indices had made new lows for the year. Borrowing costs for Spain and Italy surged and investors worried that Greek elections could trigger the break-up of the European Union. The specter of a hard landing in China weighed on Asian equities as shrinking demand from Europe weakened exports.

Despite reluctance by politicians in Germany to offer bailouts, Euro-zone concerns were alleviated by the willingness of the European Central Bank to buy the sovereign debt of troubled peripheral nations. ECB President Mario Draghi pledged to do “whatever it takes” to prevent the Eurozone from collapse and the Federal Reserve soon followed with its own commitment to open-ended quantitative easing. These developments, combined with rather cheap equity market valuations – particularly when compared to government bonds – set the stage for a strong second half rally.

  PRESIDENT’S LETTER (continued)

In short, 2012 turned out to be the year of what did not happen. China avoided a hard landing, the United States did not tip back into recession, and the Euro-zone did not pull apart. Indeed, pockets of strength began to re-emerge from the global economy late in the year. The unemployment rate fell steadily in the U.S., the U.S. housing market appears to have turned a corner, recent data points in China indicate growth may be accelerating, and there are signs of stabilization in Europe.

Overall, we believe the risks associated with the economy appear to be offset by exceptionally attractive equity valuations. The average forward P/E ratio at the end of 2012 was 16.3 times for the Micro-Cap Fund, 18.7 times for the Emerging Growth Fund, 16.3 times for the Small-Cap Opportunities Fund, 10.9 times for the International Opportunities Fund, 12.0 times for the China Opportunities Fund, and 15.3 times for the Asia Opportunities Fund. Remember, each of the Funds invests in companies with expected earnings growth substantially higher than that of the broader market. As of 12/31/12, the weighted average market capitalization was $533 million for the Micro-Cap, $1.5 billion for the Emerging Growth, $1.7 billion for the Small-Cap Opportunities, $2.0 billion for International Opportunities, $3.5 billion for China Opportunities, and $3.5 billion for Asia Opportunities.

We appreciate your investment in The Oberweis Funds and invite you to visit our website at www.oberweisfunds.com. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE

Market Environment

Global equities increased 16.62% in 2012, as measured by the MSCI World Index. U.S. large company returns were roughly in line with global equities, with the S&P 500 returning 16.00% for the year. U.S. small-caps, using the Russell 2000 Index as a proxy, returned 16.35% for the year. Among U.S. small companies, value stocks outperformed growth stocks, with the Russell 2000 Value Index returning 18.05% compared to the Russell 2000 Growth Index return of 14.59%.

Macroeconomic variables heavily influenced market results in 2012. Stocks started the year on a positive note, driven largely by improving economic data. In April and May, the European debt crisis and concerns over slowing global economic growth triggered a sell-off that eliminated much of the first quarter’s gains. However, after the ECB promised to forcefully prevent a breakup of the European Union, equities rallied off cheap valuations in the second half of the year to post favorable overall annual returns.

Discussion of The Oberweis Funds

For the year ending December 31, 2012, performance was strong both on an absolute and relative basis for the International Opportunities and China Opportunities Funds. The International Opportunities Fund returned 32.96% versus 15.42% for the MSCI World ex-US Small Cap Growth Index. At the stock level, International Personal Finance, Ashtead Group, and Barratt Developments were among the top contributors to performance; Gree, Boart Longyear, and Sirius Minerals were among the top detractors.

The China Opportunities Fund returned 27.82%. For comparison, the MSCI China Small-Cap Growth Index returned 18.87% and the MSCI Zhong Hua Small Cap Growth Index returned 19.04%. Sunny Optical Technology, Galaxy Entertainment, and Biostime International were among the top contributors; Huaneng Renewables, Spreadtrum Communications, and New Oriental Education & Technology were among the top detractors.

The Oberweis Asia Opportunities Fund returned 17.17% for the year ended December 31, 2012, which was in line with its benchmark. For comparison, the MSCI Asia ex-Japan Small Cap Growth Index returned 17.27%. Sunny Optical Technology, Interflex, and Asian Property Development were among the top contributors; Gree, Huaneng Renewables, and Boart Longyear were among the top detractors.

The domestic funds underperformed their benchmarks in 2012. The Russell 2000 Growth Index, which is the primary benchmark for the Small-Cap Opportunities and Emerging Growth Funds, returned 14.59%. The Russell Micro-Cap Growth Index, which is comparable to the Micro-Cap Fund, returned 15.17%. Style, EPS growth rates, and capitalization were all factors that negatively impacted performance in the domestic funds during 2012. Value outperformed growth during the fourth quarter and the full year, with the Russell 2000 Value Index outperforming the Russell 2000 Growth Index by 277 basis points and 346 basis points, respectively. Consistent with its historical tendencies, the domestic funds typically own companies with growth characteristics that exceed even the Russell 2000 Growth benchmark. The two highest growth quintiles within the Russell 2000 Growth Index were the two worst performing quintiles during the year. In short, the exposure of the domestic funds to rapidly growing small-cap stocks impaired performance relative to the benchmarks during 2012 as those style and capitalization factors were out of favor.

The Oberweis Micro-Cap Fund returned 8.57%. Stock selection in consumer discretionary detracted from performance. At the stock level, Medidata Solutions, Ellie Mae, and DUSA Pharmaceuticals were among the top contributors to performance; Body Central, Acacia Research, and Twin Disc were among the top detractors.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

The Emerging Growth Fund increased 8.07%. Stock selection in producer durables and consumer discretionary were the most significant detractors to performance. Catamaran, Medidata Solutions, and IPG Photonics were among the top contributors to performance; Acacia Research, Ceva, and Twin Disc were among the top detractors.

The Small-Cap Opportunities Fund increased 8.24%. Appreciation in the Fund’s healthcare holdings helped performance, while consumer discretionary was the greatest detractor to Fund performance. At the stock level, DigitalGlobe, BofI Holding, and Catalyst Health Solutions were among the top contributors to performance; Acacia Research, Endeavour International, and Synergetics USA were among the top detractors.

The portfolio turnover rates were 48% for the Micro-Cap Fund, 54% for the Emerging Growth Fund, 99% for the SmallCap Opportunities Fund, 115% for the China Opportunities Fund, 169% for the Asia Opportunities Fund, and 280% for the International Opportunities Fund. The net expense ratios of the six Funds were 2.00% for Micro-Cap, 1.57% for Emerging Growth, 2.00% for Small-Cap Opportunities, 2.15% for China Opportunities, 2.49% for Asia Opportunities, and 1.60% for International Opportunities.

For current performance information please visit www.oberweisfunds.com.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis Micro-Cap Fund
At December 31, 2012

Asset Allocation
Common Stocks	94.6%
Corporate Bonds	2.9%
Real Estate Investment Trust	2.2%
Other Assets in excess of Liabilities	0.3%
100.0%

Top Holdings
Medidata Solutions, Inc.	5.3%
Acacia Research Corp.	4.9%
Ellie Mae, Inc.	3.8%
BOFI Hldg., Inc.	3.8%
Mistras Group, Inc.	3.5%
Greenway Medical Technologies, Inc.	3.3%
Gentherm, Inc.	3.3%
Guidance Software, Inc.	3.3%
On Assignment, Inc.	3.2%
AdCare Health Systems, Inc.	2.9%
Other Holdings	62.7%
100.0%

Top Industries
Computer Services Software & Systems	19.1%
Healthcare Services	9.4%
Banks – Diversified	5.5%
Back Office Support	5.1%
Electronics Components	4.9%
Banks-Savings/Thrifts & Mortgage Lending	4.5%
Engineering & Contracting Services	4.3%
Specialty Retail	4.3%
Auto Parts	3.3%
Medical & Dental Instruments & Supplies	3.3%
Other Industries	36.3%
100.0%

Oberweis Emerging Growth Fund
At December 31, 2012

Asset Allocation
Common Stocks	100.7%
Real Estate Investment Trust	1.2%
Other Liabilities in excess of Assets	(1.9)%
100.0%

Top Holdings
Medidata Solutions, Inc.	5.6%
Acacia Research Corp.	5.0%
IMAX Corp.	4.7%
Francesca's Hldgs. Corp.	4.3%
HMS Hldgs. Corp.	3.8%
Gulfport Energy Corp.	3.5%
Web.com Group, Inc.	3.5%
IPG Photonics Corp.	3.1%
ExlService Hldgs., Inc.	3.0%
Catamaran Corp.	3.0%
Other Holdings	60.5%
100.0%

Top Industries
Computer Services Software & Systems	16.0%
Healthcare Services	15.7%
Specialty Retail	7.1%
Oil Crude Producer	7.0%
Electronics Components	6.4%
Back Office Support	6.3%
Photography	4.7%
Semiconductors & Components	4.2%
Computer Technology	4.0%
Electronics	3.1%
Other Industries	25.5%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis Small-Cap Opportunities Fund
At December 31, 2012

Asset Allocation
Common Stocks	99.7%
Other Assets in excess of Liabilities	0.3%
100.0%

Top Holdings
Acacia Research Corp.	4.6%
DigitalGlobe, Inc.	3.5%
Tilly's, Inc.	3.1%
BOFI Hldg., Inc.	2.7%
Medidata Solutions, Inc.	2.6%
HMS Hldgs. Corp.	2.5%
Ulta Salon, Cosmetics & Fragrance, Inc.	2.4%
Steve Madden Ltd.	2.4%
Liquidity Services, Inc.	2.0%
IPG Photonics Corp.	2.0%
Other Holdings	72.2%
100.0%

Top Industries
Specialty Retail	9.3%
Healthcare Services	9.3%
Computer Services Software & Systems	8.9%
Electronics Components	6.2%
Banks – Savings/Thrifts & Mortgage Lending	4.2%
Medical & Dental Instruments & Supplies	4.2%
Oil Crude Producer	4.2%
Consumer Lending	3.7%
Textiles – Apparel & Shoes	3.7%
Communications	3.5%
Other Industries	42.8%
100.0%

Oberweis China Opportunities Fund
At December 31, 2012

Asset Allocation
Common Stocks	100.2%
Other Liabilities in excess of Assets	(0.2)%
100.0%

Top Holdings
Kunlun Energy Co. Ltd.	3.7%
Chu Kong Petroleum & Natural Gas Steel Pipe Hldgs. Ltd.	3.6%
Galaxy Entertainment Group Ltd.	3.3%
Sunny Optical Technology Group Co. Ltd.	3.3%
Zhuzhou CSR Times Electric Co. Ltd.	2.7%
Great Wall Motor Co. Ltd.	2.7%
China State Construction International Hldgs. Ltd.	2.5%
China Everbright International Ltd.	2.4%
21Vianet Group, Inc. ADR	2.3%
Longfor Properties Co. Ltd.	2.3%
Other Holdings	71.2%
100.0%

Top Industries
Internet Software & Services	9.3%
Energy Equipment & Services	8.2%
Software	6.5%
Real Estate Management & Development	6.0%
Automobiles	5.8%
Hotels Restaurants & Leisure	5.0%
Construction & Engineering	4.8%
Household Durables	4.4%
Oil, Gas, & Consumable Fuels	3.7%
Machinery	3.5%
Other Industries	42.8%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis International Opportunities Fund
At December 31, 2012

Asset Allocation
Common Stocks	97.7%
Other Assets in excess of Liabilities	2.3%
100.0%

Top Holdings
International Personal Finance PLC	3.4%
Ashtead Group PLC	3.2%
Barratt Developments PLC	3.1%
Teleperformance	3.0%
Petroleum Geo-Services ASA	2.7%
GrainCorp. Ltd.	2.6%
Duerr AG	2.5%
China Gas Hldgs. Ltd.	2.3%
Continental Gold Ltd.	2.2%
888 Hldgs. PLC	2.2%
Other Holdings	72.8%
100.0%

Top Industries
Household Durables	7.9%
Hotels Restaurants & Leisure	6.5%
Energy Equipment & Services	5.8%
Electronic Equipment, Instruments & Components	5.3%
Professional Services	4.8%
Oil, Gas & Consumable Fuels	4.7%
Metals & Mining	4.5%
Trading Companies & Distributors	4.1%
Software	4.1%
Chemicals	4.0%
Other Industries	48.3%
100.0%

Oberweis Asia Opportunities Fund
At December 31, 2012

Asset Allocation
Common Stocks	98.6%
Other Assets in excess of Liabilities	1.4%
100.0%

Top Holdings
Ezion Hldgs. Ltd.	4.0%
China Singyes Solar Technologies Hldgs. Ltd.	3.7%
Orion Corp.	3.4%
Sino Biopharmaceutical Ltd.	3.2%
Sunny Optical Technology Group Co. Ltd.	3.1%
Ipca Laboratories Ltd.	2.8%
Asian Property Development PCL	2.8%
Nine Dragons Paper Hldgs. Ltd.	2.8%
Kunlun Energy Co. Ltd.	2.4%
Galaxy Entertainment Group Ltd.	2.3%
Other Holdings	69.5%
100.0%

Top Industries
Food Products	11.7%
Real Estate Management & Development	11.6%
Pharmaceuticals	7.6%
Construction & Engineering	5.4%
Hotels Restaurants & Leisure	5.3%
Energy Equipment & Services	5.2%
Metals & Mining	4.9%
Oil, Gas & Consumable Fuels	3.3%
Leisure Equipment & Products	3.1%
Electrical Equipment	2.9%
Other Industries	39.0%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/12

	One Year	Five Years	Ten Years	Since Inception 1/1/96	Expense Ratio(2)
OBMCX	+8.57%	-3.82%	+8.29%	+7.71%	2.00%
Russell 2000 Growth	+14.59%	+3.49%	+9.80%	+4.96%
Russell Microcap Growth	+15.17%	+1.02%	+7.87%	N/A (3)

Growth of a $10,000 Investment
from January 1, 1996 to December 31, 2012

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 2.00%.
(3)	The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/12

	One Year	Five Years	Ten Years	Since Inception 1/7/87	Expense Ratio(2)
OBEGX	+8.07%	-4.57%	+4.97%	+7.83%	1.57%
Russell 2000 Growth	+14.59%	+3.49%	+9.80%	+6.96%
Russell 2000	+16.35%	+3.56%	+9.72%	+8.68%

Growth of a $10,000 Investment
from January 7, 1987 to December 31, 2012

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until 12/31/91 and is not reflected in the total return figures or graph above.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 1.57%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/12

	One Year	Five Years	Ten Years	Since Inception 9/15/96	Expense Ratio(2)
OBSOX	+8.24%	-1.65%	+7.36%	+4.74%	2.00%
Russell 2000 Growth	+14.59%	+3.49%	+9.80%	+4.68%
Russell 2000	+16.35%	+3.56%	+9.72%	+7.17%

Growth of a $10,000 Investment
from September 15, 1996 to December 31, 2012

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 2.43%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/12

	One Year	Five Years	Since Inception 10/1/05	Expense Ratio(2)
OBCHX	+27.82%	-5.36%	+12.58%	2.15%
MSCI China Small Cap Growth	+18.87%	-2.54%	+15.24%
MSCI Zhong Hua Small Cap Growth	+19.04%	-3.32%	N/A (3)

Growth of a $10,000 Investment
from October 1, 2005 to December 31, 2012

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI Zhong Hua Small Cap Growth Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding China A shares, with minimum dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 2.15%.
(3)	The MSCI Zhong Hua Small Cap Growth Index began on May 31, 2007, and the line graph for the Index begins at the same value as the Fund on that date.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/12

	One Year	Five Years	Since Inception 2/1/07	Expense Ratio(2)
OBIOX	+32.96%	-1.17%	+4.94%	1.60%
MSCI World ex-U.S. Small Cap Growth	+15.42%	-1.23%	-0.38%

Growth of a $10,000 Investment
from February 1, 2007 to December 31, 2012

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 2.86%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/12

	One Year	Since Inception 2/1/08	Expense Ratio(2)
OBAOX	+17.17%	-2.41%	2.49%
MSCI AC Asia Pacific ex-Japan Small Cap Growth	+17.27%	+0.70%

Growth of a $10,000 Investment
from February 1, 2008 to December 31, 2012

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI AC Asia Pacific ex-Japan Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 4.64%.

OBERWEIS MICRO-CAP FUND
Schedule of Investments
December 31, 2012

	Shares	Value
EQUITIES – 94.6%
Advertising Agency – 1.0%
Acquity Group Ltd. ADR*	24,700	$190,437
Aerospace – 0.5%
CPI Aerostructures, Inc.*	9,000	90,090
Auto Parts – 3.3%
Gentherm, Inc.*	48,900	650,375
Back Office Support – 5.1%
Barrett Business Services, Inc.	9,300	354,237
On Assignment, Inc.*	31,200	632,736
		986,973
Banks – Diversified – 5.5%
Access National Corp.	3,800	49,400
Bryn Mawr Bank Corp.	12,300	273,921
Cardinal Financial Corp.	22,000	358,600
Eagle Bancorp, Inc.*	14,800	295,556
First Savings Financial Group, Inc.	5,000	97,450
		1,074,927
Banks-Savings/Thrifts & Mortgage Lending – 4.5%
BOFI Hldg., Inc.	26,876	747,443
United Financial Bancorp, Inc.	8,800	138,336
		885,779
Commercial Finance & Mortgage Companies – 1.4%
Consumer Portfolio Services, Inc.*	51,800	277,648
Commercial Services – 2.8%
NQ Mobile, Inc. ADR*	33,900	204,756
Points International Ltd.*	29,900	333,086
		537,842
Communications – 1.8%
Datalink Corp.*	11,695	99,992
Procera Networks, Inc.*	13,400	248,570
		348,562

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Computer Services Software & Systems – 19.1%
ClickSoftware Technologies Ltd.	32,800	$275,848
Datawatch Corp.*	27,800	383,918
Digimarc Corp.	10,600	219,420
eGain Communications Corp.*	14,300	64,350
Ellie Mae, Inc.*	27,100	752,025
Guidance Software, Inc.*	54,700	649,289
Magic Software Enterprises Ltd.	7,900	37,130
Perficient, Inc.*	14,700	173,166
Support.com, Inc.*	52,300	218,091
Tangoe, Inc.*	26,200	310,994
Virtusa Corp.*	7,800	128,154
Web.com Group, Inc.*	34,900	516,520
		3,728,905
Computer Technology – 2.9%
21Vianet Group, Inc. ADR*	18,400	176,824
Allot Communications Ltd.*	7,700	137,214
Silicom Ltd.*	6,400	114,816
Streamline Health Solutions, Inc.*	22,692	129,118
XRS Corp.*	12,412	7,200
		565,172
Consumer Services – Misc. – 2.1%
Stamps.com, Inc.*	16,400	413,280
Education Services – 1.7%
HealthStream, Inc.*	13,500	328,185
Electrical Scientific Instruments – 0.8%
TASER International, Inc.*	17,700	158,238
Electronics Components – 4.9%
Acacia Research Corp.*	37,300	957,088
Engineering & Contracting Services – 4.3%
Mistras Group, Inc.*	27,600	681,444
MYR Group, Inc.*	7,300	162,425
		843,869

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Gold – 0.0%
Richmont Mines, Inc.*	2,300	$6,923
Healthcare Services – 9.4%
Greenway Medical Technologies, Inc.*	42,600	654,336
IPC The Hospitalist Co., Inc.*	3,380	134,220
Medidata Solutions, Inc.*	26,500	1,038,270
		1,826,826
Industrial Machinery – 0.6%
Manitex International, Inc.*	16,600	118,524
Taylor Devices, Inc.*	400	3,440
		121,964
Leisure Time – 0.5%
Premier Exhibitions, Inc.*	35,000	94,850
Medical & Dental Instruments & Supplies – 3.3%
Endologix, Inc.*	34,300	488,432
Vascular Solutions, Inc.*	9,800	154,840
		643,272
Medical Equipment – 0.8%
Cynosure, Inc.*	4,000	96,440
Syneron Medical Ltd.*	6,800	58,956
		155,396
Oil Crude Producer – 3.0%
Callon Petroleum Co.*	53,000	249,100
Panhandle Oil & Gas, Inc.	5,100	143,973
Triangle Petroleum Corp.*	33,000	197,670
		590,743
Oil Well Equipment & Services – 2.9%
Flotek Industries, Inc.*	26,600	324,520
Mitcham Industries, Inc.*	17,800	242,614
		567,134
Pollution Control – 0.7%
ADA-ES, Inc.*	7,800	131,664

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Radio & TV Broadcasters – 0.0%
Spanish Broadcasting System, Inc.*	900	$2,250
Real Estate – 1.7%
Market Leader, Inc.*	52,100	341,255
Recreational Vehicles & Boats – 1.3%
Arctic Cat, Inc.*	6,100	203,679
Marine Products Corp.	8,900	50,908
		254,587
Rental & Leasing Services – Consumer – 1.4%
CAI International, Inc.*	12,800	280,960
Semiconductors & Components – 0.6%
MaxLinear, Inc.*	23,900	119,978
Specialty Retail – 4.3%
Francesca's Hldgs. Corp.*	18,000	466,740
Tilly's, Inc.*	27,500	370,975
		837,715
Telecommunications Equipment – 0.5%
CalAmp Corp.*	12,100	100,672
Textiles - Apparel & Shoes – 0.6%
G-III Apparel Group Ltd.*	3,600	123,228
Truckers – 1.3%
Roadrunner Transportation Systems, Inc.*	13,600	246,704
Wholesale & International Trade – 0.0%
InfoSonics Corp.*	3,500	2,275
Total Equities
(Cost: $14,328,168)		$18,485,766
Real Estate Investment Trust – 2.2%
PennyMac Mortgage Investment Trust	17,000	429,930
Total Real Estate Investment Trust
(Cost: $338,254)		$429,930

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2012

	Face Amount	Value
Corporate Bonds – 2.9%
Healthcare Facilities
AdCare Health Systems, Inc. (10.00%, 10/26/13)(a)	500,000	$575,060
Total Corporate Bonds
(Cost: $500,000)		$575,060
Total Investments – 99.7%
(Cost: $15,166,422)		$19,490,756
Other Assets Less Liabilities – 0.3%		54,661
Net Assets – 100%		$19,545,417

Cost of Investments is $15,203,530 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,985,800
Gross unrealized depreciation	(698,574)
Net unrealized appreciation	$4,287,226
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the year ended December 31, 2012

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
December 31, 2012

	Shares	Value
EQUITIES – 100.7%
Advertising Agency – 1.5%
ValueClick, Inc.*	46,500	$902,565
Asset Management & Custodian – 0.7%
Financial Engines, Inc.*	14,200	393,908
Auto Parts – 1.9%
Gentherm, Inc.*	83,400	1,109,228
Back Office Support – 6.3%
ExlService Hldgs., Inc.*	66,200	1,754,300
On Assignment, Inc.*	57,682	1,169,791
The Advisory Board Co.*	16,100	753,319
		3,677,410
Banks – Savings/Thrifts & Mortgage Lending – 1.4%
Berkshire Hills Bancorp, Inc.	34,400	820,784
Biotechnology – 1.3%
Dynavax Technologies Corp.*	106,300	302,955
Protalix BioTherapeutics, Inc.*	87,400	453,606
		756,561
Casinos & Gambling – 1.0%
Multimedia Games Hldg. Co., Inc.*	37,700	554,567
Communications – 1.5%
Aruba Networks, Inc.*	13,400	277,916
Procera Networks, Inc.*	32,400	601,020
		878,936
Computer Services Software & Systems – 16.0%
AVG Technologies N.V.*	21,000	332,430
BroadSoft, Inc.*	16,200	588,546
DealerTrack Hldgs., Inc.*	51,300	1,473,336
Ellie Mae, Inc.*	26,400	732,600
Guidance Software, Inc.*	80,300	953,161
Interactive Intelligence, Inc.*	28,200	945,828
LogMeIn, Inc.*	24,900	558,009

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
RealPage, Inc.*	23,034	$496,844
Tangoe, Inc.*	101,100	1,200,057
Web.com Group, Inc.*	138,600	2,051,280
		9,332,091
Computer Technology – 4.0%
21Vianet Group, Inc. ADR*	136,900	1,315,609
Stratasys, Inc.*	13,000	1,041,950
		2,357,559
Consumer Services – Misc. – 1.1%
51job, Inc. ADR*	14,000	654,500
Diversified Metals & Minerals – 0.2%
U.S. Silica Hldgs., Inc.	7,400	123,802
Education Services – 1.2%
Grand Canyon Education, Inc.*	16,128	378,524
HealthStream, Inc.*	13,900	337,909
		716,433
Electronics – 3.1%
IPG Photonics Corp.	27,500	1,832,875
Electronics Components – 6.4%
Acacia Research Corp.*	114,700	2,943,110
InvenSense, Inc.*	70,100	778,811
		3,721,921
Engineering & Contracting Services – 2.3%
Mistras Group, Inc.*	53,200	1,313,508
Healthcare Services – 15.7%
Catamaran Corp.*	36,700	1,728,570
Greenway Medical Technologies, Inc.*	41,100	631,296
HMS Hldgs. Corp.*	84,900	2,200,608
Medidata Solutions, Inc.*	83,100	3,255,858
MWI Veterinary Supply, Inc.*	2,800	308,000
Omnicell, Inc.*	71,200	1,058,744
		9,183,076

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Household Furnishings – 0.5%
Select Comfort Corp.*	11,000	$287,870
Industrial Machinery – 0.9%
DXP Enterprises, Inc.*	10,400	510,328
Medical & Dental Instruments & Supplies – 1.3%
Endologix, Inc.*	51,300	730,512
Medical Equipment – 1.2%
Cyberonics, Inc.*	13,900	730,167
Oil Crude Producer – 7.0%
Bonanza Creek Energy, Inc.*	24,900	691,971
Energy XXI (Bermuda) Ltd.	18,400	591,928
Gulfport Energy Corp.*	54,200	2,071,524
Northern Oil & Gas, Inc.*	43,800	736,716
		4,092,139
Pharmaceuticals – 1.0%
Impax Laboratories, Inc.*	28,300	579,867
Photography – 4.7%
IMAX Corp.*	121,600	2,733,568
Real Estate – 0.7%
Zillow, Inc.*	15,200	421,800
Recreational Vehicles & Boats – 0.5%
Winnebago Industries, Inc.*	16,400	280,932
Semiconductors & Components – 4.2%
Cirrus Logic, Inc.*	32,400	938,628
Mellanox Technologies Ltd.*	25,400	1,508,252
		2,446,880
Specialty Retail – 7.1%
Francesca's Hldgs. Corp.*	97,400	2,525,582
Rue21, Inc.*	31,700	899,963
Zumiez, Inc.*	38,700	751,167
		4,176,712

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Telecommunications Equipment – 0.2%
Vocera Communications, Inc.*	5,300	$133,030
Textiles – Apparel & Shoes – 3.0%
G-III Apparel Group Ltd.*	11,100	379,953
Oxford Industries, Inc.	16,700	774,212
Steven Madden Ltd.*	14,700	621,369
		1,775,534
Truckers – 1.8%
Roadrunner Transportation Systems, Inc.*	56,500	1,024,910
Utilities – Telecommunications – 1.0%
8x8, Inc.*	83,100	613,278
Total Equities
(Cost: $49,099,599)		$58,867,251
Real Estate Investment Trust – 1.2%
PennyMac Mortgage Investment Trust	26,800	677,772
Total Real Estate Investment Trust
(Cost: $603,210)		$677,772
Total Investments – 101.9%
(Cost: $49,702,809)		$59,545,023
Other Liabilities Less Assets – (1.9%)		(1,100,907)
Net Assets – 100%		$58,444,116

Cost of Investments is $49,815,917 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$12,167,148
Gross unrealized depreciation	(2,438,042)
Net unrealized appreciation	$9,729,106
*	Non-income producing security during the year ended December 31, 2012

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
December 31, 2012

	Shares	Value
EQUITIES – 99.7%
Aerospace – 2.4%
HEICO Corp.	2,500	$111,900
Triumph Group, Inc.	1,000	65,300
		177,200
Back Office Support – 3.4%
ExlService Hldgs., Inc.*	3,900	103,350
Liquidity Services, Inc.*	3,600	147,096
		250,446
Banks – Savings/Thrifts & Mortgage Lending – 4.2%
BOFI Hldg., Inc.*	7,100	197,457
Territorial Bancorp, Inc.	4,800	109,680
		307,137
Biotechnology – 1.4%
Myriad Genetics, Inc.*	3,800	103,550
Commercial Services – 1.8%
NQ Mobile, Inc. ADR*	21,400	129,256
Communications – 3.5%
DigitalGlobe, Inc.*	10,600	259,064
Computer Services Software & Systems – 8.9%
Datawatch Corp.*	8,600	118,766
Ellie Mae, Inc.*	4,700	130,425
Guidance Software, Inc.*	11,000	130,570
MICROS Systems, Inc.*	2,500	106,100
PROS Hldgs., Inc.*	3,774	69,026
Web.com Group, Inc.*	6,600	97,680
		652,567
Computer Technology – 1.4%
21Vianet Group, Inc. ADR*	10,300	98,983
Consumer Electronics – 1.5%
Harman International Industries, Inc.	2,400	107,136

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Consumer Lending – 3.7%
Encore Capital Group, Inc.*	4,200	$128,604
First Cash Financial Services, Inc.*	2,900	143,898
		272,502
Consumer Services – Misc. – 2.6%
MercadoLibre, Inc.	1,100	86,405
Stamps.com, Inc.*	4,100	103,320
		189,725
Containers & Packaging – 1.3%
Crown Hldgs., Inc.*	2,600	95,706
Diversified Chemicals – 0.7%
Cytec Industries, Inc.	700	48,181
Diversified Manufacturing – 1.4%
Raven Industries, Inc.	3,800	100,168
Drug & Grocery Store Chains – 0.6%
The Fresh Market, Inc.*	900	43,281
Electronics – 2.0%
IPG Photonics Corp.	2,200	146,630
Electronics Components – 6.2%
Acacia Research Corp.*	12,950	332,287
Methode Electronics, Inc.	11,700	117,351
		449,638
Financial Data & Systems – 2.6%
Cardtronics, Inc.*	6,000	142,440
Fair Isaac Corp.	1,200	50,436
		192,876
Foods – 1.5%
Annie's, Inc.*	1,800	60,174
B&G Foods, Inc.	1,800	50,958
		111,132

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Healthcare Facilities – 2.6%
AmSurg Corp.*	2,400	$72,024
Universal Health Services, Inc.	2,400	116,040
		188,064
Healthcare Services – 9.3%
Catamaran Corp.*	2,074	97,685
Greenway Medical Technologies, Inc.*	6,400	98,304
HMS Hldgs. Corp.*	6,900	178,848
Medidata Solutions, Inc.*	4,910	192,374
Omnicell, Inc.*	7,300	108,551
		675,762
Household Furnishings – 1.7%
Select Comfort Corp.*	4,700	122,999
Leisure Time – 1.4%
HomeAway, Inc.*	4,700	103,400
Medical & Dental Instruments & Supplies – 4.2%
Neogen Corp.*	800	36,256
Orthofix International N.V.*	3,000	117,990
The Cooper Cos., Inc.	500	46,240
Volcano Corp.*	4,400	103,884
		304,370
Oil Crude Producer – 4.2%
Endeavour International Corp.*	9,900	51,282
Energy XXI (Bermuda) Ltd.	3,300	106,161
Magnum Hunter Resources Corp.*	23,600	94,164
Sanchez Energy Corp.*	2,900	52,200
		303,807
Photography – 1.3%
IMAX Corp.*	4,300	96,664
Pollution Control – 0.7%
Team, Inc.*	1,400	53,256
Railroad Equipment – 2.1%
Trinity Industries, Inc.	2,800	100,296
Wabtec Corp.	600	52,524
		152,820

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2012

	Shares	Value
Railroads – 1.9%
Genesee & Wyoming, Inc.*	1,800	$136,944
Rental & Leasing – 1.5%
CAI International, Inc.*	5,000	109,750
Restaurants – 2.4%
Dunkin' Brands Group, Inc.	3,100	102,858
Texas Roadhouse, Inc.	4,100	68,880
		171,738
Semiconductors & Components – 2.3%
Cypress Semiconductor Corp.*	6,400	69,376
Mellanox Technologies Ltd.*	1,700	100,946
		170,322
Specialty Retail – 9.3%
Francesca's Hldgs. Corp.*	5,600	145,208
Tilly's, Inc.*	16,600	223,934
Ulta Salon, Cosmetics & Fragrance, Inc.	1,800	176,868
Vitamin Shoppe, Inc.*	2,300	131,928
		677,938
Textiles – Apparel & Shoes – 3.7%
Crocs, Inc.*	6,900	99,291
Steve Madden Ltd.*	4,075	172,250
		271,541
Total Equities
(Cost: $6,466,615)		$7,274,553
Total Investments – 99.7%
(Cost: $6,466,615)		$7,274,553
Other Assets Less Liabilities – 0.3%		23,156
Net Assets – 100%		$7,297,709

Cost of Investments is $6,476,522 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,171,262
Gross unrealized depreciation	(373,231)
Net unrealized appreciation	$798,031
*	Non-income producing security during the year ended December 31, 2012

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)
December 31, 2012

	Shares	Value
EQUITIES – 100.2%
Auto Components – 2.0%
Tianneng Power International Ltd.	2,500,000	$1,629,467
Xinyi Glass Hldg. Co. Ltd.	1,150,000	722,996
		2,352,463
Automobiles – 5.8%
Brilliance China Automotive Hldgs. Ltd.*	1,450,000	1,822,179
Geely Automobile Hldgs. Ltd.*	4,000,000	1,932,949
Great Wall Motor Co. Ltd.	1,000,000	3,216,318
		6,971,446
Chemicals – 2.0%
China Sanjiang Fine Chemicals Co. Ltd.	6,000,000	2,449,435
Commercial Service & Supply – 2.4%
China Everbright International Ltd.	5,500,000	2,821,510
Communications Equipment – 2.9%
AAC Acoustic Technologies Hldgs., Inc.	300,000	1,063,745
China Wireless Technologies, Inc.*	3,800,000	1,123,941
Fujikon Industrial Hldgs. Ltd.	2,000,000	721,134
ZTE Corp.*	300,000	515,100
		3,423,920
Construction & Engineering – 4.8%
China Machinery Engineering Corp.*	400,000	328,222
China Singyes Solar Technologies Hldgs. Ltd.*	2,700,000	2,327,702
China State Construction International Hldgs. Ltd.	2,500,000	3,051,633
		5,707,557
Construction Materials – 1.3%
China National Building Material Co. Ltd.*	1,000,000	1,501,487
Containers & Packaging – 1.9%
CPMC Hldgs. Ltd.	2,300,000	1,616,827
Greatview Aseptic Packaging Co. Ltd.	1,200,000	651,536
		2,268,363
Electrical Equipment – 3.3%
Boer Power Hldgs. Ltd.	1,400,000	679,061
Zhuzhou CSR Times Electric Co. Ltd.	860,000	3,263,980
		3,943,041

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Electronic Equipment & Instruments – 5.0%
FLEXium Interconnect, Inc.	150,000	$531,580
Ju Teng International Hldgs. Ltd.*	2,200,000	1,060,170
Largan Precision Co. Ltd.*	18,000	484,850
Sunny Optical Technology Group Co. Ltd.	6,000,000	3,983,099
		6,059,699
Energy Equipment & Services – 8.2%
Anton Oilfield Services Group*	4,500,000	2,407,149
Chu Kong Petroleum & Natural Gas Steel Pipe Hldgs. Ltd.	8,000,000	4,308,895
Honghua Group Ltd.	4,000,000	1,784,062
SPT Energy Group, Inc.*	2,500,000	1,274,925
		9,775,031
Food Products – 3.1%
Biostime International Hldgs. Ltd.	700,000	2,204,406
Yashili International Hldgs. Ltd.*	5,500,000	1,463,833
		3,668,239
Food & Staples Retailing – 0.0%
FU JI Food & Catering Services Hldgs. Ltd.*	1,325,000	—
Gas Utilities – 2.6%
China Gas Hldgs. Ltd.*	2,200,000	1,744,678
China Resources Gas Group Ltd.	650,000	1,347,726
		3,092,404
Healthcare Equipment & Supplies – 2.2%
Trauson Hldgs. Co. Ltd.	5,100,000	2,644,800
Hotels Restaurants & Leisure – 5.0%
China Lodging Group, Ltd.*	120,000	2,046,000
Galaxy Entertainment Group Ltd.*	1,000,000	4,009,780
		6,055,780
Household Durables – 3.8%
Man Wah Hldgs. Ltd.	1,500,000	1,268,067
TCL Multimedia Technology Hldgs. Ltd.	2,500,000	1,420,070
Techtronic Industries Co. Ltd.	1,000,000	1,892,838
		4,580,975

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Household Products – 1.0%
Vinda International Hldgs. Ltd.	900,000	$1,246,915
Information Technology Services – 0.8%
51Job, Inc. ADR*	21,000	981,750
Insurance – 1.5%
China Taiping Insurance Hldgs. Co. Ltd.*	900,000	1,844,798
Internet Software & Services – 9.3%
21Vianet Group, Inc. ADR*	290,000	2,786,900
Changyou.com Ltd. ADR	55,000	1,444,300
NetEase.com, Inc. ADR*	45,000	1,914,750
Qihoo 360 Technology Co. Ltd.*	80,000	2,375,200
SINA Corp.*	10,000	502,200
Youku.com, Inc. ADR*	79,000	1,440,960
YY, Inc.*	50,000	713,000
		11,177,310
Machinery – 3.5%
CIMC Enric Hldgs. Ltd.*	2,600,000	2,354,537
Zhengzhou Coal Mining Machinery Group Co. Ltd.*	800,000	1,021,823
Zoomlion Heavy Industry Science & Technology Co. Ltd.	550,000	828,181
		4,204,541
Marine – 0.2%
SITC International Hldgs. Co. Ltd.	700,000	237,676
Metals & Mining – 1.6%
Zhaojin Mining Industry Co. Ltd.*	1,200,000	1,920,687
Oil, Gas, & Consumable Fuels – 3.7%
Kunlun Energy Co. Ltd.	2,100,000	4,440,105
Paper & Forest Products – 1.5%
China Forestry Hldgs. Ltd.	5,760,000	—
Nine Dragons Paper Hldgs. Ltd.	2,000,000	1,858,196
		1,858,196

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Pharmaceuticals – 3.4%
Sino Biopharmaceutical Ltd.	5,200,000	$2,507,534
Sinopharm Medicine Hldg. Co. Ltd.*	500,000	1,587,755
		4,095,289
Real Estate Management & Development – 6.0%
Central China Real Estate Ltd.*	308,000	109,962
China Overseas Grand Ocean Group Ltd.	1,300,000	1,589,600
Global Logistic Properties Ltd.*	600,000	1,387,581
Longfor Properties Co. Ltd.	1,400,000	2,783,563
Poly Property Group Co. Ltd.*	1,600,000	1,280,974
		7,151,680
Semiconductor & Semiconductor Equipment – 2.4%
Radiant Opto-Electronics Corp.	300,000	1,245,758
Spreadtrum Communications, Inc. ADR	90,000	1,584,000
		2,829,758
Software – 6.5%
AutoNavi Hldgs. Ltd. ADR*	130,000	1,475,500
Giant Interactive Group, Inc. ADR*	150,000	811,500
Kingsoft Corp. Ltd.*	2,500,000	1,787,578
NetDragon Websoft, Inc.	1,200,000	1,715,425
NQ Mobile, Inc. ADR*	335,000	2,023,400
		7,813,403
Specialty Retail – 2.5%
Luk Fook Hldgs. (International) Ltd.*	300,000	962,848
OSIM International Ltd.	800,000	1,142,286
Sa Sa International Hldgs. Ltd.	1,100,000	913,411
		3,018,545
Total Equities (Cost: $98,269,940)		$120,136,803
Total Investments – 100.2% (Cost: $98,269,940)		$120,136,803
Other Liabilities Less Assets – (0.2%)		(197,044)
Net Assets – 100%		$119,939,759

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

Cost of Investments is $99,817,222 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$26,414,177
Gross unrealized depreciation	(6,094,596)
Net unrealized appreciation	$20,319,581
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the year ended December 31, 2012

ADR — American depositary receipt

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People's Republic of China and Hong Kong)	96.2%
Singapore	2.1%
Taiwan	1.9%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a)
December 31, 2012

	Shares	Value
EQUITIES – 97.7%
Australia – 6.9%
Buru Energy Ltd.*	28,512	$72,419
Codan Ltd.*	90,110	225,516
GrainCorp. Ltd.	42,210	547,371
Northern Star Resources Ltd.*	286,200	371,745
Sirtex Medical Ltd.*	15,300	208,614
		1,425,665
Canada – 7.2%
Avigilon Corp.*	18,200	214,075
Continental Gold Ltd.*	52,200	464,432
DeeThree Exploration Ltd.*	30,100	196,995
Epsilon Energy Ltd.*	26,900	103,306
Petroamerica Oil Corp.*	375,900	132,266
Stantec, Inc.	9,300	371,645
		1,482,719
China – 12.1%
China Gas Hldgs. Ltd.*	594,000	471,063
China Singyes Solar Technologies Hldgs. Ltd.*	417,000	359,501
Honghua Group Ltd.*	779,000	347,446
Kaisa Group Hldgs. Ltd.*	722,000	227,978
Kingsoft Corp. Ltd.*	608,000	434,739
Sino Biopharmaceutical Ltd.	704,000	339,482
Sunny Optical Technology Group Co. Ltd.*	495,000	328,606
		2,508,815
Denmark – 1.3%
Pandora A/S*	12,600	279,546
Finland – 1.9%
Huhtamaki OYJ	24,300	394,237
France – 4.5%
Arkema SA*	2,900	304,497
Teleperformance*	17,200	625,466
		929,963

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Germany – 10.6%
Aurelius AG	7,316	$386,272
Deutsche Wohnen AG	20,413	378,969
Duerr AG	5,787	518,564
Freenet AG	22,700	420,711
KUKA AG*	5,700	209,389
TUI AG*	27,900	291,760
		2,205,665
Hong Kong – 2.1%
Man Wah Hldgs. Ltd.	520,800	440,273
Italy – 3.3%
De'Longhi SpA	22,300	320,460
ERG SpA*	35,900	365,028
		685,488
Japan – 18.4%
Anritsu Corp.	29,000	344,519
ENDO Lighting Corp.	500	14,958
Enplas Corp.*	7,800	349,972
Fuji Heavy Industries Ltd.*	31,000	390,920
Fujimi, Inc.*	17,600	313,283
GungHo Online Entertainment, Inc.	20	200,424
Ikyu Corp.*	261	186,181
Jin Co. Ltd.	3,000	108,041
Kusuri No Aoki Co. Ltd.	3,700	199,910
Moshi Moshi Hotline, Inc.	17,000	216,517
Next Co. Ltd.*	32,200	313,981
Odelic Co. Ltd.*	8,100	174,878
Pigeon Corp.*	5,700	272,783
Ship Healthcare Hldgs., Inc.	6,000	159,469
Sumitomo Densetsu Co. Ltd.*	5,500	59,963
Sun Frontier Fudousan Co. Ltd.*	200	101,931
Tsumura & Co.*	7,100	214,637
Tsuruha Hldgs., Inc.	2,500	197,160
		3,819,527

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Norway – 4.1%
Aker Solutions ASA	14,200	$294,063
Petroleum Geo-Services ASA*	31,800	553,872
		847,935
Singapore – 2.7%
OSIM International Ltd.	248,000	354,109
Tat Hong Hldgs. Ltd.	175,000	195,794
		549,903
Sweden – 1.0%
Hexpol AB	4,000	212,250
United Kingdom – 21.6%
888 Hldgs. PLC	229,200	448,131
Amerisur Resources PLC*	134,300	103,846
Ashtead Group PLC	93,000	654,108
Babcock International Group PLC	20,800	328,328
Barratt Developments PLC*	187,000	638,684
Bellway PLC	14,600	246,684
Enterprise Inns PLC*	171,700	289,239
Ferrexpo PLC	23,400	98,250
Galliford Try PLC	20,900	255,072
IDOX PLC*	110,920	97,300
International Personal Finance PLC	116,630	715,403
Laird PLC	55,800	188,641
Micro Focus International PLC	11,318	108,074
Whitbread PLC	7,900	317,459
		4,489,219
Total Equities (Cost: $17,591,704)		$20,271,205
Total Investments – 97.7% (Cost: $17,591,704)		$20,271,205
Other Assets Less Liabilities – 2.3%		479,620
Net Assets – 100%		$20,750,825

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

Cost of investments is $18,013,904 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,507,967
Gross unrealized depreciation	(250,666)
Net unrealized appreciation	$2,257,301
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the year ended December 31, 2012

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	23.9%
Consumer Staples	5.9%
Energy	10.5%
Financials	8.7%
Health Care	4.4%

Industrials	19.2%
Information Technology	10.4%
Materials	10.4%
Telecommunications Service	2.0%
Utilites	2.3%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)
December 31, 2012

	Shares	Value
EQUITIES – 98.6%
Australia – 6.2%
Atlas Iron Ltd.*	50,000	$95,678
GrainCorp. Ltd.	8,000	103,742
Iluka Resources Ltd.	3,500	33,824
Karoon Gas Australia Ltd.*	5,000	28,351
McMillan Shakespeare Ltd.	3,500	50,752
Northern Star Resources Ltd.*	30,000	38,967
Paladin Energy Ltd.*	20,000	22,080
		373,394
China – 41.6%
21Vianet Group, Inc. ADR*	6,000	57,660
AAC Acoustic Technologies Hldgs., Inc.	15,000	53,187
Baidu.com, Inc. ADR*	300	30,087
Brilliance China Automotive Hldgs. Ltd.*	56,000	70,374
Central China Real Estate Ltd.*	30,000	10,711
China Gas Hldgs. Ltd.*	150,000	118,955
China National Building Material Co. Ltd.*	35,000	52,552
China Overseas Grand Ocean Group Ltd.	90,000	110,049
China Singyes Solar Technologies Hldgs. Ltd.*	260,000	224,149
China State Construction International Hldgs. Ltd.	50,000	61,033
China Taiping Insurance Hldgs. Co. Ltd.*	35,000	71,742
China Wireless Technologies, Inc.*	160,000	47,324
CIMC Enric Hldgs. Ltd.*	150,000	135,839
Geely Automobile Hldgs. Ltd.*	120,000	57,988
Kingsoft Corp. Ltd.*	100,000	71,503
Kunlun Energy Co. Ltd.	70,000	148,004
Longfor Properties Co. Ltd.	70,000	139,178
Nine Dragons Paper Hldgs. Ltd.	180,000	167,238
NQ Mobile, Inc. ADR*	6,000	36,240
Sino Biopharmaceutical Ltd.	400,000	192,887
Sinopharm Medicine Hldg. Co. Ltd.*	20,000	63,510
SPT Energy Group, Inc.*	150,000	76,495
Sunny Optical Technology Group Co. Ltd.	280,000	185,878
TCL Multimedia Technology Hldgs. Ltd.	100,000	56,803
Zhaojin Mining Industry Co. Ltd.*	80,000	128,046

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Zhuzhou CSR Times Electric Co. Ltd.	28,000	$106,269
ZTE Corp.*	25,000	42,925
		2,516,626
Hong Kong – 3.8%
Fujikon Industrial Hldgs. Ltd.	124,000	44,710
Galaxy Entertainment Group Ltd.*	35,000	140,342
Luk Fook Hldgs. (International) Ltd.*	15,000	48,142
		233,194
India – 11.5%
Apollo Hospitals Enterprise Ltd.*	3,000	43,325
Glenmark Pharmaceuticals Ltd.*	3,500	33,932
Havells India Ltd.	6,000	70,215
Ipca Laboratories Ltd.	18,000	170,374
Jubilant Foodworks Ltd.*	2,300	54,592
McLeod Russel (India) Ltd.	14,000	89,394
Redington India Ltd.*	28,000	44,559
Tata Global Beverages Ltd.	30,000	88,124
Yes Bank Ltd.	12,000	102,204
		696,719
Indonesia – 6.9%
PT Erajaya Swasembada TBK*	150,000	46,209
PT Jasa Marga TBK	100,000	56,648
PT Lippo Karawaci TBK*	200,000	20,807
PT Mitra Adiperkasa TBK	60,000	41,468
PT Ramayana Lestari Sentosa TBK*	350,000	44,485
PT Summarecon Agung TBK	350,000	69,249
PT Supra Boga Lestari TBK*	600,000	49,930
PT Tower Bersama Infrastructure TBK*	150,000	88,791
		417,587
Japan – 1.6%
Jin Co. Ltd.*	1,000	36,014
Rinnai Corp.*	300	20,383
Taiheiyo Cement Corp.	15,000	41,240
		97,637

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

	Shares	Value
Singapore – 7.5%
Ezion Hldgs. Ltd.	170,000	$240,259
Fraser & Neave Ltd.*	8,000	63,924
Global Logistic Properties Ltd.*	35,000	80,942
Super Group Ltd.	25,000	66,309
		451,434
South Korea – 9.3%
Binggrae Co. Ltd.*	800	83,693
Cosmax, Inc.*	1,800	73,075
Konai Co. Ltd.*	1,000	20,515
Medy-Tox, Inc.	400	32,061
Orion Corp.	200	205,145
Osstem Implant Co. Ltd.*	2,000	53,649
S.M. Entertainment Co.*	500	21,330
Seegene, Inc.*	400	28,717
Sung Kwang Bend Co. Ltd.*	2,000	46,175
		564,360
Thailand – 10.2%
Asian Property Development PCL	600,000	167,816
Central Pattana PCL*	15,000	40,178
Central Plaza Hotel PCL*	150,000	128,173
Hemaraj Land & Development PCL	650,000	64,424
Home Product Center PCL	250,000	103,946
Sino Thai Engineering & Construction PCL*	50,000	44,663
Thai Union Frozen Products PCL	30,000	70,792
		619,992
Total Equities (Cost: $4,787,347)		$5,970,943
Total Investments – 98.6% (Cost: $4,787,347)		$5,970,943
Other Asset Less Liabilities – 1.4%		85,735
Net Assets – 100%		$6,056,678

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2012

Cost of Investments is $4,797,320 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,229,514
Gross unrealized depreciation	(55,891)
Net unrealized appreciation	$1,173,623
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the year ended December 31, 2012

ADR — American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	17.4%
Consumer Staples	13.7%
Energy	8.5%
Financials	14.5%
Health Care	10.2%

Industrials	14.2%
Information Technology	7.4%
Materials	9.2%
Telecommunication Service	1.5%
Utilities	2.0%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities
December 31, 2012

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$19,490,756	$59,545,023	$7,274,553
Cash	91,737	—	44,569
Receivable from fund shares sold	—	7,687	—
Receivable from securities sold	15,832	—	—
Dividends and interest receivable	12,500	—	1,346
Prepaid expenses	13,166	20,672	9,788
Total Assets	19,623,991	59,573,382	7,330,256
Liabilities:
Payable to custodian bank	—	426,902	—
Payable for fund shares redeemed	14,117	88,484	17,593
Payable for securities purchased	19,852	512,208	—
Payable to advisor (see note 2)	20,281	41,065	2,409
Payable to distributor	4,075	12,171	1,539
Accrued expenses	20,249	48,436	11,006
Total Liabilities	78,574	1,129,266	32,547
Net Assets	$19,545,417	$58,444,116	$7,297,709
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,606,816	2,969,435	604,257
Net asset value, offering price and redemption price	$12.16	$19.68	$12.08
Analysis of net assets:
Capital	$21,433,187	$68,949,223	$7,007,310
Accumulated net investment loss	(270,772)	(881,582)	(126,206)
Accumulated net realized losses on investments	(5,941,332)	(19,465,739)	(391,333)
Net unrealized appreciation on investments	4,324,334	9,842,214	807,938
Net Assets	$19,545,417	$58,444,116	$7,297,709
(a) Investment securities at cost	$15,166,422	$49,702,809	$6,466,615

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities (continued)
December 31, 2012

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$120,136,803	$20,271,205	$5,970,943
Cash	—	1,015,665	93,197
Cash denominated in foreign currency	301,298	77	29,389
Receivable from fund shares sold	43,617	35,935	15,217
Receivable from securities sold	1,020,577	24,127	79,015
Other Assets	—	—	5,594
Dividends and interest receivable	33,678	24,119	2,104
Prepaid expenses	32,463	13,687	14,087
Total Assets	121,568,436	21,384,815	6,209,546
Liabilities:
Payable to custodian bank	24,692	—	—
Payable for fund shares redeemed	667,380	46,664	26,698
Payable for securities purchased	668,708	557,680	91,508
Payable to advisor (see note 2)	129,990	673	—
Payable to distributor	25,106	4,298	1,265
Accrued expenses	112,801	24,675	33,397
Total Liabilities	1,628,677	633,990	152,868
Net Assets	$119,939,759	$20,750,825	$6,056,678
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	10,782,345	1,628,448	682,929
Net asset value, offering price and redemption price	$11.12	$12.74	$8.87
Analysis of net assets:
Capital	$115,017,690	$24,481,293	$7,772,342
Accumulated net investment loss	(779,570)	(303,163)	(64,339)
Accumulated net realized losses on investments and foreign currency transactions	(16,169,417)	(6,106,120)	(2,835,171)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	21,871,056	2,678,815	1,183,846
Net Assets	$119,939,759	$20,750,825	$6,056,678
(a) Investment securities at cost	$98,269,940	$17,591,704	$4,787,347

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations
Year Ended December 31, 2012

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$49,861	$934	$—
Dividends(a)	92,699	88,369	30,323
Total Income	142,560	89,303	30,323
Expenses:
Investment advisory fees (see note 2)	124,001	271,507	31,294
Management fees (see note 2)	82,668	246,507	31,294
Distribution fees and shareholder services (see note 2)	51,667	154,067	19,559
Transfer agent fees and expenses	44,936	106,835	28,566
Custodian fees and expenses	54,520	62,305	46,921
Registration fees	20,658	24,137	18,643
Other	35,440	105,714	14,099
Total expenses before reimbursed expenses	413,890	971,072	190,376
Earnings credit (see note 5)	75	170	61
Expense reimbursement (see note 2)	477	—	33,783
Total Expenses	413,338	970,902	156,532
Net Investment Loss	(270,778)	(881,599)	(126,209)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gain on investment transactions	900,558	1,129,380	599,015
Change in unrealized appreciation/depreciation on investments	1,085,955	4,600,034	151,099
Net realized/unrealized gains on investments	1,986,513	5,729,414	750,114
Net increase in net assets resulting from operations	$1,715,735	$4,847,815	$623,905
(a)	Dividends are net of foreign withholding tax of $1,381, $483 and $49 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations (continued)
Year Ended December 31, 2012

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$5,171	$—	$—
Dividends(a)	2,405,258	430,808	108,294
Total Income	2,410,429	430,808	108,294
Expenses:
Investment advisory fees (see note 2)	1,509,034	219,007	75,815
Distribution fees and shareholder services (see note 2)	301,807	43,801	15,163
Transfer agent fees and expenses	264,662	43,309	28,281
Custodian fees and expenses	295,438	144,851	130,090
Registration fees	25,335	19,644	20,374
Other	207,234	30,160	11,453
Total expenses before reimbursed expenses	2,603,510	500,772	281,176
Earnings credit (see note 5)	239	549	110
Expense reimbursement (see note 2)	—	219,894	129,735
Total Expenses	2,603,271	280,329	151,331
Net Investment Income (Loss)	(192,842)	150,479	(43,037)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	(11,346,027)	2,281,556	(7,593)
Net realized (losses) on foreign currency transactions	(445,373)	(9,148)	(12,072)
Net realized gains (losses) on investments and foreign currency transactions	(11,791,400)	2,272,408	(19,665)
Change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	41,669,555	2,471,903	1,020,593
Net realized/unrealized gains (losses) on investments and foreign currencies	29,878,155	4,744,311	1,000,928
Net increase in net assets resulting from operations	$29,685,313	$4,894,790	$957,891
(a)	Dividends are net of foreign withholding tax of $61,729, $51,408, and $9,855 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment loss	$(270,778)	$(368,067)
Net realized gains on investment transactions	900,558	2,313,979
Change in net unrealized appreciation (depreciation) of investments	1,085,955	(3,857,198)
Net increase (decrease) in net assets resulting from operations	1,715,735	(1,911,286)
From Capital Share Transactions:
Proceeds from sale of shares	472,083	1,516,708
Redemption of shares	(3,782,824)	(5,084,424)
Net decrease from capital share transactions	(3,310,741)	(3,567,716)
Total decrease in net assets	(1,595,006)	(5,479,002)
Net Assets:
Beginning of year	21,140,423	26,619,425
End of year	$19,545,417	$21,140,423
Accumulated Net Investment Loss	$(270,772)	$(368,063)
Transactions in Shares:
Shares sold	39,642	124,361
Less shares redeemed	(320,093)	(423,455)
Net decrease from capital share transactions	(280,451)	(299,094)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Growth Fund
	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment loss	$(881,599)	$(1,169,650)
Net realized gains on investment transactions	1,129,380	15,035,827
Change in net unrealized appreciation (depreciation) of investments	4,600,034	(24,112,349)
Net increase (decrease) in net assets resulting from operations	4,847,815	(10,246,172)
From Capital Share Transactions:
Proceeds from sale of shares	5,067,881	21,609,004
Redemption of shares	(11,612,374)	(50,234,966)
Net decrease from capital share transactions	(6,544,493)	(28,625,962)
Total decrease in net assets	(1,696,678)	(38,872,134)
Net Assets:
Beginning of year	60,140,794	99,012,928
End of year	$58,444,116	$60,140,794
Accumulated Net Investment Loss	$(881,582)	$(1,169,627)
Transactions in Shares:
Shares sold	257,078	953,128
Less shares redeemed	(590,066)	(2,459,407)
Net decrease from capital share transactions	(332,988)	(1,506,279)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment loss	$(126,209)	$(150,521)
Net realized gains on investment transactions	599,015	1,155,011
Change in net unrealized appreciation (depreciation) of investments	151,099	(1,310,523)
Net increase (decrease) in net assets resulting from operations	623,905	(306,033)
From Capital Share Transactions:
Proceeds from sale of shares	309,070	885,033
Redemption of shares	(1,214,670)	(961,065)
Net decrease from capital share transactions	(905,600)	(76,032)
Total decrease in net assets	(281,695)	(382,065)
Net Assets:
Beginning of year	7,579,404	7,961,469
End of year	$7,297,709	$7,579,404
Accumulated Net Investment Loss	$(126,206)	$(150,517)
Transactions in Shares:
Shares sold	25,517	75,311
Less shares redeemed	(100,251)	(82,278)
Net decrease from capital share transactions	(74,734)	(6,967)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment loss	$(192,842)	$(1,525,253)
Net realized gains (losses) on investments and foreign currency transactions	(11,791,400)	3,742,225
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	41,669,555	(90,561,737)
Net increase (decrease) in net assets resulting from operations	29,685,313	(88,344,765)
From Distributions:
Distributions from net realized gains on investments	—	(17,619,952)
Net decrease in net assets from distributions	—	(17,619,952)
From Capital Share Transactions:
Proceeds from sale of shares	9,263,157	17,299,176
Proceeds from reinvestment of dividends and distributions	—	16,464,315
Redemption of shares	(38,827,568)	(100,913,545)
Net decrease from capital share transactions	(29,564,411)	(67,150,054)
Total increase (decrease) in net assets	120,902	(173,114,771)
Net Assets:
Beginning of year	119,818,857	292,933,628
End of year	$119,939,759	$119,818,857
Accumulated Net Investment Loss	$(779,570)	$(2,344,951)
Transactions in Shares:
Shares sold	929,860	1,194,241
Shares issued in reinvestment of dividends and distributions	—	1,916,684
Less shares redeemed	(3,918,462)	(6,959,098)
Net decrease from capital share transactions	(2,988,602)	(3,848,173)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment income	$150,479	$24,339
Net realized gains on investments and foreign currency transactions	2,272,408	2,286,023
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	2,471,903	(5,283,090)
Net increase (decrease) in net assets resulting from operations	4,894,790	(2,972,728)
From Dividends:
Dividends from net investment income	(332,920)	(283,411)
From Capital Share Transactions:
Proceeds from sale of shares	3,606,079	4,119,699
Proceeds from reinvestment of dividends	283,465	242,513
Redemption of shares	(2,930,718)	(7,630,843)
Net increase (decrease) from capital share transactions	958,826	(3,268,631)
Total increase (decrease) in net assets	5,520,696	(6,524,770)
Net Assets:
Beginning of year	15,230,129	21,754,899
End of year	$20,750,825	$15,230,129
Accumulated Net Investment Loss	$(303,163)	$(547,934)
Transactions in Shares:
Shares sold	301,060	348,736
Shares issued in reinvestment of dividends	22,533	25,262
Less shares redeemed	(258,614)	(684,893)
Net increase (decrease) from capital share transactions	64,979	(310,895)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment loss	$(43,037)	$(79,188)
Net realized gains (losses) on investments and foreign currency transactions	(19,665)	968,764
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	1,020,593	(2,199,400)
Net increase (decrease) in net assets resulting from operations	957,891	(1,309,824)
From Capital Share Transactions:
Proceeds from sale of shares	141,736	1,021,495
Redemption of shares	(1,472,550)	(2,369,728)
Net decrease from capital share transactions	(1,330,814)	(1,348,233)
Total decrease in net assets	(372,923)	(2,658,057)
Net Assets:
Beginning of year	6,429,601	9,087,658
End of year	$6,056,678	$6,429,601
Accumulated Net Investment Loss	$(64,339)	$(109,805)
Transactions in Shares:
Shares sold	17,241	118,546
Less shares redeemed	(183,311)	(273,966)
Net decrease from capital share transactions	(166,070)	(155,420)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
December 31, 2012

1. Significant Accounting Policies

Description of business.   The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.   Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

Fair Value Measurements.   In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

-Level 1 – Quoted prices in active markets for identical securities.

-Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

-Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2012:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$18,485,766	$58,867,251	$7,274,553
REIT	429,930	677,772	—
Total Level 1	18,915,696	59,545,023	7,274,553
Level 2 – Equities	—	—	—
Corporate Bonds	575,060	—	—
Total Level 2	575,060	—	—
Level 3 –	—	—	—
Total Investments	$19,490,756	$59,545,023	$7,274,553

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$23,164,930	$186,181	$533,757
Total Australia	—	434,130	—
Total Europe	—	483,572	—
Total North America	—	1,482,719	—
Total Level 1	23,164,930	2,586,602	533,757
Level 2 – Equities
Total Asia	96,971,873	7,132,337	5,063,792
Total Australia	—	991,535	373,394
Total Europe	—	9,560,731	—
Total Level 2	96,971,873	17,684,603	5,437,186
Level 3 –	—	—	—
Total Investments	$120,136,803	$20,271,205	$5,970,943

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

The Micro-Cap Fund holds a corporate bond with a convertible feature. The value of this security is determined based on multiple factors, including the performance of the underlying stock, its volatility and coupon rate.

Significant Transfers between Levels 1 and 2 included securities valued at $96,971,873, $17,684,603, and $5,437,186 at December 31, 2012 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2012 but not at December 31, 2011.

Foreign Currency Transactions.   The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.   Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.   Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2012. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

In addition to the requirements of the Code, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to the repatriation of sales proceeds. The funds that invest in Indian securities accrue a deferred tax liability for net unrealized short-term gains in excess of the available carryforwards on Indian securities. As of December 31, 2012, the Oberweis Asia Opportunities Fund has recorded a payable of $17,581 as an estimate for potential amount due for India capital gains taxes, which is included in net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies line of the Statement of Assets and Liabilities.

For the year ended December 31, 2012, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds’ net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Fund	$332,920	$—	$332,920

No distributions were required for the Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund or the Asia Opportunities Fund. For the year ended December 31, 2012, 71% of the dividends paid from net investment income for the International Opportunities Fund is designated as qualified dividend income.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
China Opportunities Fund	$—	$17,619,952	$17,619,952
International Opportunities Fund	$283,411	$—	$283,411

No distributions were required for the Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, or the Asia Opportunities Fund. The China Opportunities Fund includes $836,084 of earnings and profit distributed, equalization, to shareholders on redemptions of shares which the Fund designates as additional long-term capital gain distribution.

As of December 31, 2012, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2016	2017	Not Subject to Expiration
Micro-Cap Fund	$2,885,816	$2,989,022	$—
Emerging Growth Fund	$—	$17,736,174	$1,289,064
Small-Cap Opportunities Fund	$—	$342,042	$—
China Opportunities Fund	$—	$—	$16,049,598
International Opportunities Fund	$—	$6,283,387	$—
Asia Opportunities Fund	$899,557	$1,710,212	$185,767

The Micro-Cap Fund, Small-Cap Opportunities Fund and International Opportunities Fund utilized $528,105, $420,620 and $1,173,985, respectively, of its capital loss carryforwards during the year ended December 31, 2012.

Under the Regulated Investment Company Modernization Act of 2010 (the“Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

Post-October capital losses and qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2012, the following Funds deferred to January 1, 2013 post-October capital losses and qualified late-year losses:

	Post-October Capital Losses	Qualified Late-Year Losses
Micro-Cap Fund	$27,749	$—
Emerging Growth Fund	$326,442	$—
Small-Cap Opportunities Fund	$39,384	$—
China Opportunities Fund	$288,214	$—
International Opportunities Fund	$—	$—
Asia Opportunities Fund	$—	$2,607

As of December 31, 2012 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Accumulated Capital and Other Losses	Net Unrealized Appreciation on Investments and Foreign Currency Translations
Micro-Cap Fund	$—	$—	$(5,902,587)	$4,287,226
Emerging Growth Fund	$—	$—	$(19,351,680)	$9,729,106
Small-Cap Opportunities Fund	$—	$—	$(381,426)	$798,031
China Opportunities Fund	$936,127	$—	$(16,337,812)	$20,323,774
International Opportunities Fund	$296,324	$—	$(6,283,387)	$2,256,615
Asia Opportunities Fund	$—	$—	$(2,798,143)	$1,173,873

Undistributed ordinary income consists of timing differences related to qualified late-year losses and PFICs. Accumulated capital and other losses consists of timing differences related to wash sales and post-October capital losses.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2012, open federal tax years included the tax years ended 2009 through 2012. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2012, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $124,001, $271,507, and $31,294, respectively. For the year ended December 31, 2012, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,509,034, $219,007 and $75,815, respectively.

Management agreement.   For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2012, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $82,668, $246,507, and $31,294, respectively.

Expense reimbursement.   OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contrac-

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

tually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2012 OAM reimbursed the Micro-Cap Fund, the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $477, $33,783, $219,894 and $129,735, respectively.

Officers and trustees.   Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2012, the Trust made no direct payments to its officers and paid $74,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.   The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $51,667, $154,067, $19,559, $301,807, $43,801, and $15,163, respectively.

Affiliated Commissions.   For the year ended December 31, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2012, other than options written and money market investments, aggregated $10,010,536 and $14,213,710, respectively, for the Micro-Cap Fund, $33,783,238 and $47,924,275, respectively, for the Emerging Growth Fund, $7,579,916 and $8,655,091, respectively, for the Small-Cap Opportunities Fund, $135,890,792 and $163,227,037, respectively, for the China Opportunities Fund, $46,583,355 and $46,149,975, respectively, for the International Opportunities Fund and $9,782,059 and $10,859,583, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2012.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2012.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2012

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $216, $192, $31, $21,273, $2,093, and $351, respectively, for the year ended December 31, 2012, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodianfees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $75, $170, $61, $239, $549, and $110, respectively. During the year ended December 31, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $1,650, $6,830, $144, $5,149, $0 and $18, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no significant events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Years Ended December 31,
	2012	2011	2010	2009	2008
Net asset value at beginning of year	$11.20	$12.18	$10.40	$6.95	$15.56
Income (loss) from investment operations:
Net investment loss(a)	(.16)	(.18)	(.17)	(.15)	(.17)
Net realized and unrealized gain (loss) on investments	1.12	(.80)	1.95	3.60	(8.10)
Total from investment operations	.96	(.98)	1.78	3.45	(8.27)
Redemption Fees(a)	—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	—	—	—	(.34)
Net asset value at end of year	$12.16	$11.20	$12.18	$10.40	$6.95
Total Return (%)	8.57	(8.05)	17.12	49.64	(52.98)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$19,545	$21,140	$26,619	$26,967	$21,383
Ratio of gross expenses to average net assets (%)	2.00	1.91	1.89	1.99	1.69
Ratio of net expenses to average net assets (%)(b)	2.00	1.91	1.89	1.99	1.68
Ratio of net investment loss to average net assets (%)	(1.31)	(1.53)	(1.68)	(1.81)	(1.53)
Portfolio turnover rate (%)	48	62	85	92	81

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Years Ended December 31,
	2012	2011	2010	2009	2008
Net asset value at beginning of year	$18.21	$20.59	$16.24	$10.69	$25.80
Income (loss) from investment operations:
Net investment loss(a)	(.28)	(.29)	(.23)	(.18)	(.22)
Net realized and unrealized gain (loss) on investments	1.75	(2.11)	4.58	5.73	(14.51)
Total from investment operations	1.47	(2.40)	4.35	5.55	(14.73)
Redemption Fees(a)	—	0.02	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	—	—	—	(.38)
Net asset value at end of year	$19.68	$18.21	$20.59	$16.24	$10.69
Total Return (%)	8.07	(11.56)	26.79	51.92	(57.00)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$58,444	$60,141	$99,013	$117,388	$81,738
Ratio of gross expenses to average net assets (%)	1.57	1.47	1.39	1.52	1.40
Ratio of net expenses to average net assets (%)(b)	1.57	1.47	1.39	1.52	1.40
Ratio of net investment loss to average net assets (%)	(1.43)	(1.39)	(1.30)	(1.43)	(1.28)
Portfolio turnover rate (%)	54	85	104	97	89

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Years Ended December 31,
	2012	2011	2010	2009	2008
Net asset value at beginning of year	$11.16	$11.61	$9.09	$5.56	$15.55
Income (loss) from investment operations:
Net investment loss(a)	(.20)	(.22)	(.17)	(.14)	(.22)
Net realized and unrealized gain (loss) on investments	1.12	(.23)	2.69	3.66	(8.81)
Total from investment operations	.92	(.45)	2.52	3.52	(9.03)
Redemption Fees(a)	—	—	—	.01	—
Less distributions:
Distribution from net realized gains on investments	—	—	—	—	(.96)
Net asset value at end of year	$12.08	$11.16	$11.61	$9.09	$5.56
Total Return (%)	8.24	(3.88)	27.72	63.49	(57.66)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$7,298	$7,579	$7,961	$6,575	$4,232
Ratio of gross expenses to average net assets (%)	2.43	2.33	2.47	2.95	2.14
Ratio of net expenses to average net assets (%)(b)	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.61)	(1.87)	(1.80)	(1.92)	(1.94)
Portfolio turnover rate (%)	99	129	165	212	162

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Years Ended December 31,
	2012	2011	2010	2009	2008
Net asset value at beginning of year	$8.70	$16.63	$17.27	$7.51	$29.06
Income (loss) from investment operations:
Net investment loss(a)	(.02)	(.11)	(.14)	(.11)	(.20)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	2.44	(6.36)	3.06	9.96	(18.64)
Total from investment operations	2.42	(6.47)	2.92	9.85	(18.84)
Redemption Fees(a)	—	.01	.02	.03	.06
Less dividends and distributions:
Distribution from net realized gains on investments	—	(1.47)	(3.47)	—	(2.77)
Dividends from net investment income	—	—	(.11)	(.12)	—
Net asset value at end of year	$11.12	$8.70	$16.63	$17.27	$7.51
Total Return (%)	27.82	(38.72)	17.43	131.54	(64.34)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$119,940	$119,819	$292,934	$371,709	$118,449
Ratio of gross expenses to average net assets (%)	2.15	2.08	1.97	2.07	2.00
Ratio of net expenses to average net assets (%)(b)	2.15	2.08	1.97	2.07	2.00
Ratio of net investment loss to average net assets (%)	(.16)	(.76)	(.80)	(.89)	(1.03)
Portfolio turnover rate (%)	115	107	104	101	70

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Years Ended December 31,
	2012	2011	2010	2009	2008
Net asset value at beginning of year	$9.74	$11.61	$8.97	$5.57	$14.10
Income (loss) from investment operations:
Net investment income (loss)(a)	.10	.01	(.08)	(.07)	(.05)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	3.11	(1.70)	2.80	3.47	(8.49)
Total from investment operations	3.21	(1.69)	2.72	3.40	(8.54)
Redemption Fees(a)	—	—	—	—	.01
Less dividends:
Dividends from investment income	(.21)	(.18)	(.08)	—	—
Net asset value at end of year	$12.74	$9.74	$11.61	$8.97	$5.57
Total Return (%)	32.96	(14.50)	30.37	61.04	(60.50)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$20,751	$15,230	$21,755	$18,311	$13,961
Ratio of gross expenses to average net assets (%)	2.86	2.65	2.66	3.14	2.24
Ratio of net expenses to average net assets (%)(b)	1.60	1.89	2.49	2.49	2.23
Ratio of net investment income (loss) to average net assets (%)	.86	.12	(.86)	(1.01)	(.40)
Portfolio turnover rate (%)	280	257	160	280	221

Notes:

(a)	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Year Ended December 31,				Period Ended December 31, 2008(a)
	2012	2011	2010	2009
Net asset value at beginning of year	$7.57	$9.05	$7.99	$4.30	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.06)	(.09)	(.10)	(.07)	(.07)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	1.36	(1.39)	1.16	3.75	(5.65)
Total from investment operations	1.30	(1.48)	1.06	3.68	(5.72)
Redemption Fees (b)	—	—	—	.01	.02
Net asset value at end of year	$8.87	$7.57	$9.05	$7.99	$4.30
Total Return (%)	17.17	(16.35)	13.27	85.81	(57.00)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$6,057	$6,430	$9,088	$8,605	$3,889
Ratio of gross expenses to average net assets (%)	4.64	4.17	3.42	4.31	3.85
Ratio of net expenses to average net assets (%)(c)	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(.71)	(1.03)	(1.28)	(1.15)	(.95)
Portfolio turnover rate (%)	169	188	125	176	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
  The Oberweis Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis Emerging Growth Fund, Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Asia Opportunities Fund (six funds constituting The Oberweis Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended indicated and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 22, 2013

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
Noninterested Trustees
Katherine Smith Dedrick (55) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004(1)
Gary D. McDaniel (64) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004(1)
James G. Schmidt (65) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003(1)
Interested Trustees
James D. Oberweis (66) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee(2)	Trustee and Officer since July, 1986(1)
James W. Oberweis (38) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996(3)
Patrick B. Joyce (53) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994(3)
David I. Covas (37) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004(3)
Kenneth S. Farsalas (42) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009(3)
Eric V. Hannemann (39) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005(3)
(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Fund by reason of his position as the former Chairman of Oberweis Asset Management, Inc., the Fund’s investment advisor.
(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Aggresive Publishing, Inc., 2010 to present; Partner – Childress Duffy, Ltd, April 2007 to present; Member - Risk Worldwide, 2007 to present; Partner – Levenfeld Pearlstein, LLC, January, 2005 to April 2007.	6	None
Chairman – Star Packaging Corp., 2012 to present; Senior Vice President/General Manager of Exopack Holding Corp., 2008 to 2010; Vice President/General Manager of the Flexible Packaging Group – Smurfit Stone Container, March 1988 to 2007.	6	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	6	None
Illinois State Senator-elect, November 2012 to present; Chairman - Oberweis Dairy, Inc. December, 1986 to present. Chairman - Diamond Marketing Solutions November, 2009 to present. Director – Oberweis Asset Management, Inc. September, 1994 to February, 2008. Chairman – September, 2001 to February, 2008.	6	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.	Not Applicable	None
Executive Vice President, Secretary and Director –
Oberweis Asset Management, Inc., September, 1994 to
present; Executive Vice President and Director  –
Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory and Sub-Advisory Contracts:

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the Emerging Growth, Micro-Cap and Small Cap Opportunities Funds, the Investment Advisory and Management Agreements for each of the China Opportunities Fund, International Opportunities Fund and the Asia Opportunities Fund and the Investment Sub-Advisory Agreement between OAM and Oberweis Asset Management (Asia) Ltd. (“OAM (Asia)”) with respect to the China Opportunities Fund were last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such agreements or interested persons of any such party (the “independent trustees”), on August 16, 2012. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that OAM has a long association with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM and OAM (Asia) pursuant to the Investment Advisory, Investment Advisory and Management and Investment Sub-Advisory Agreements, as applicable, the Board considered the functions performed by OAM and OAM (Asia) and the personnel

THE OBERWEIS FUNDS

Supplemental Information (continued)

providing such services, information contained in OAM’s Form ADV, OAM’s financial condition, and the culture of compliance created by OAM and OAM (Asia), including the competency of the chief compliance officer of the Trust and the fact that the Trust, OAM and OAM (Asia) have not had any material compliance issues. The Board also received an organizational chart and summaries of the credentials and experience of each member of the investment team and considered the experience, academic background, tenure and structure of the portfolio management teams, as well as the honesty and integrity of OAM, OAM (Asia) and the portfolio management teams. In addition, the Board noted that OAM personnel are always open and forthright with the Board. The Board also considered that OAM is a research-oriented firm that conducts extensive research. Based on information provided, the Board concluded that the nature and extent of services provided to each Fund by OAM and to the China Opportunities Fund by OAM (Asia) were appropriate and that the quality was good.

The Board also reviewed and discussed reports prepared by OAM containing information on total returns and average annual total returns of the Funds over various periods of time, as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board considered OAM’s focus on an aggressive growth strategy, as well as representations from OAM regarding how the Funds perform during various market cycles and that returns are influenced by many long-term and short-term factors. The Board noted that performance for the year-to-date, one, three, five, and ten-year periods ended July 31, 2012 was mixed. Based on the information provided, the Board concluded (i) as to the Micro-Cap Fund, although the Fund generally underperformed the other mutual funds included in the reports and relevant market indices for the year-to-date, one-year, three-year and five-year periods, the Fund generally performed in line with the relevant market indices and other mutual funds included in the reports for the ten-year period, (ii) as to the Emerging Growth Fund and the Small-Cap Opportunities Fund, the Funds generally underperformed the other mutual funds included in the reports and relevant market indices for the year to date, one year, three year, five-year and ten-year periods, (iii) as to the China Opportunities Fund, although the Fund underperformed the relevant market indices for the five-year and inception-to-date periods and the comparisons with other mutual funds included in the report were challenging for the year-to-date, one-year, three-year, five-year and inception to date periods, the Fund outperformed the relevant market indices for the year to date, one-year and three year periods, (iv) as to the International Opportunities Fund, although the Fund outperformed the relevant market index for the year-to-date, one year, three year, five year and inception to date periods, the Fund in some instances underperformed and in other instances outperformed the other mutual funds in varying degrees for the year to date, one year and three year periods and performed in line with the other mutual funds for the five year and inception to date periods, and (v) as to the Asia Opportunities Fund, the Fund generally underperformed the other mutual funds for the inception to date period, underperformed in some instances and outperformed in other instances, the other mutual funds in varying degrees for the year–to–date, one year and three year periods, and was generally in line with the relevant market index for the one year period while underperforming the relevant market index for the year to date, three year and inception to date periods.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Fees and Expenses.  For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the China Opportunities, International Opportunities and Asia Opportunities Funds) and each Fund’s expense ratio with other mutual funds pursuing broadly similar strategies as included in reports prepared by OAM.

This information showed each Fund’s advisory and management fees were either comparable or in a mid-range compared to the other mutual funds. The information also showed that the expense ratios of the Micro-Cap Fund, the Emerging Growth Fund, the China Opportunities Fund, and the International Opportunities Fund were comparable or in the mid-range compared to the other mutual funds, while the expense ratios for the Small-Cap Opportunities Fund and the Asia Opportunities Fund were high compared to similar funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided and the level of responsibility required under the agreements with the Fund were greater than OAM’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to OAM (Asia)’s sub-advisory fees, the Board noted that OAM is responsible for paying such fees and that the China Opportunities Fund does not directly pay any of OAM (Asia)’s fees. Based on the information considered, the Board concluded that each Fund’s advisory and management fees and the China Opportunities Fund’s sub-advisory fees were reasonable and/or appropriate in amount given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM and OAM (Asia), the Board considered the advisory and management fees received by OAM from each of the Funds and the sub-advisory fees paid to OAM (Asia) by OAM with respect to the China Opportunities Fund. The Board also considered representations from OAM that OAM believed the overall profitability of OAM was within an acceptable range for investment advisory firms and likely below industry average, that advisory fees charged the Funds were consistent with other clients and that OAM reimburses the Funds if expense ratios exceed certain limits. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable and that for the China Opportunities Fund, OAM (Asia)’s profitability was not unreasonable.

Economies of Scale.  The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted that the advisory fee for the Emerging Growth Fund has a breakpoint designed to share economies of scale with shareholders. The Board also noted asset capacity constraints for the Funds, which limit economies of scale. The Board concluded, with respect to each Fund, that each Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale, and that, with respect to the China Opportunities Fund, that OAM (Asia)’s sub-advisory fee reflects an appropriate recognition of any economies of scale.

Other Benefits to OAM and its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM, OAM (Asia) and their affiliates from their rela-

THE OBERWEIS FUNDS

Supplemental Information (continued)

tionship with the Funds, including fees received by an affiliate of OAM for distribution services and benefits to OAM and OAM (Asia) related to soft dollars. The Board also noted that during the past year none of the Fund’s brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all the information and factors deemed relevant by the Board and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period 7/1/12 – 12/31/12
Micro-Cap Fund
Actual	$1,000.00	$1,041.10	$10.26	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13	2.00%
Emerging Growth Fund
Actual	$1,000.00	$1,009.70	$7.93	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$7.96	1.57%
Small-Cap Opportunities Fund
Actual	$1,000.00	$1,017.70	$10.14	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13	2.00%
China Opportunities Fund
Actual	$1,000.00	$1,176.70	$11.76	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.89	2.15%
International Opportunities Fund
Actual	$1,000.00	$1,238.10	$9.00	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Asia Opportunities Fund
Actual	$1,000.00	$1,151.90	$13.47	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.62	$12.60	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2012, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2011	2012
Audit fees	95,590	99,468
Audit-Related Fees	N/A	N/A
Tax Fees	38,070	36,080
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2012 and 2011 were $36,080, and $38,070, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/08/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/08/2013

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/08/2013

/*/	Print the name and title of each signing officer under his or her signature.